UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-09749

LIFETIME ACHIEVEMENT FUND, INC.
(Exact Name of Registrant as Specified in Charter)

15858 West Dodge Road, Suite 310, Omaha, Nebraska  68118
 (Address of Principal Executive Offices)  (Zip Code)

(402) 330-1166
(Registrant's Telephone Number, Including Area Code)

Manarin Investment Counsel, Ltd.
15858 West Dodge Road, Suite 310
Omaha, Nebraska 68118
(Name and Address of Agent for Service)

Copies to:

JoAnn M. Strasser
Thompson Hine LLP.
312 Walnut Street, 14th floor
Cincinnati, Ohio 45202

Date of fiscal year end: December 31

Date of reporting period: July 1, 2008 – June 30, 2009

Item 1.  Proxy Voting Record.

Softbrands, Inc.

	Exchange Ticker Symbol:	SBN	CUSIP:	83402A107

	Shareholder Meeting Date:	2/17/2009		Annual Meeting

Proposed by
	Proposal	Issuer	Security Holder	Voted	LFTAX Voted	Management Recommended
1.01	Elect Director Randal B. Tofteland	X		NO*		FOR
1.02	Elect Director Elaine Wetmore	X		NO*		FOR
2	To approve an amendment to the 2001 stock incentive plan to authorize a stock option and stock appreciation right exchange program for employees.	X		NO*		FOR

*Note* Such other business as may properly come before the meeting or any adjournment thereof.

Level 3 Communications, Inc.

	Exchange Ticker Symbol:	LVLT	CUSIP:	52729N100

	Shareholder Meeting Date:	5/19/2009		Annual Meeting

Proposed by
	Proposal	Issuer	Security Holder	Voted	LFTAX Voted	Management Recommended
1.01	Elect Director Walter Scott, Jr.	X		NO*		FOR
1.02	Elect Director James Q. Crowe	X		NO*		FOR
1.03	Elect Director R. Douglas Bradbury	X		NO*		FOR
1.04	Elect Director Douglas C. Eby	X		NO*		FOR
1.05	Elect Director James O. Ellis, Jr.	X		NO*		FOR
1.06	Elect Director Richard R. Jaros	X		NO*		FOR
1.07	Elect Director Robert E. Julian	X		NO*		FOR
1.08	Elect Director Michael J. Mahoney	X		NO*		FOR
1.09	Elect Director Charles C. Miller, III	X		NO*		FOR
1.1	Elect Director Arun Netravali	X		NO*		FOR
1.11	Elect Director John T. Reed	X		NO*		FOR
1.12	Elect Director Michael B. Yanney	X		NO*		FOR
1.13	Elect Director Albert C. Yates	X		NO*		FOR
2	To approve the granting to the Level 3 board of directors of discretionary authority to amend our restated certificate of incorporation to effect a reverse stock split at one of four ratios;	X		NO*		FOR
3
To approve an amendment to our restated certificate of incorporation increasing the number of authorized shares of our common stock, par value $.01 per share, by 250 million from 2.25 billion to 2.5 billion;
		X		NO*		FOR
4	To authorize the transaction of such other business as may properly come before the annual meeting or any adjournments or postponements thereof	X		NO*		FOR

Kensington Select Income FD-CL A

	Exchange Ticker Symbol:	KIFAX	CUSIP:	34987A319

	Shareholder Meeting Date:	5/27/2009		Special Meeting

Proposed by
	Proposal	Issuer	Security Holder	Voted	LFTAX Voted	Management Recommended
1
To approve or disapprove an agreement and plan of reorganization providing for (I) the acquisition of all of the assets and the assumption of all of the liabilities of the Kensington Select Income Fund, in exchange for shares of beneficial interest of the Forward Select Income Fund and (II) the subsequent liquidation of the Kensington Select Income Fund.
		X		NO*		FOR

*Note* Such other business as may properly come before the meeting or any adjournment thereof.

* The Adviser of the Fund did not receive the related proxy statements for these matters because of a procedural error with a service provider.
As a result, the Fund's shares were not voted.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Lifetime Achievement Fund, Inc.

 /s/ Roland R. Manarin
By:  Roland R. Manarin, President
Principal Executive Officer
Date:  August 5, 2009